Share Capital (Details) - USD ($)	Apr. 25, 2023	Sep. 19, 2022	Apr. 05, 2023
Share Capital [Line Items]
Shares of par value		$ 0.0001
Amount of working capital		$ 1,500
IPO [Member]
Share Capital [Line Items]
Capital shares	187,500	15,000,000	1,250,000
Shares of par value			$ 4.00
Offering price per share	$ 4